Lease	6 Months Ended
Mar. 31, 2024
Lease [Abstract]
LEASE

NOTE 19 – LEASE

From the Perspective as a Lessee

The company entered into lease agreements for production, manufacturing, and office space in September 2017 and November 2022, respectively, with lease durations ranging from 2 to 3 years. These lease contracts provide the necessary production and office spaces for the company to support its business operations. The lease contracts for manufacturing facilities and offices do not have options for renewal, and there are no significant residual value guarantees or significant restrictive covenants included in the lease agreements.

In determining whether a contract contained a lease, we determined whether an arrangement was or included a lease at contract inception. Operating lease right-of-use asset and liability were recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term.

When determining the discount rate, we consider the average interest rate (4.35%) of our two-year loans and calculate the present value of lease payments based on the information provided by the contract start date. The amortization expense of the Right-of-Use (ROU) asset is recognized on a straight-line basis over the lease term.

As of March 31, 2024 and September 30, 2023, the balances of ROU assets and liabilities, along with other information, are presented in the following table:

	March 31, 2024	September 30, 2023
Assets
Operating leases	$87,986	$141,772
Total right-of-use asset	$87,986	$141,772

	March 31, 2024	September 30, 2023
Liabilities
Operating leases	$-	$(116,895)
Lease Liability-current	-	(104,000)
Lease Liability-Non current	-	(12,895
Total lease liability	$-	$(116,895)

As of March 31, 2024, and September 30, 2023, the total cash payments for operating leases amounted to $119,640 and nil, respectively, with $118,248 and nil allocated to principal payments and $1,292 and nil allocated to interest payments.

The Company reviews its ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. No impairment loss on ROU assets was recorded as of March 31, 2024 and September 30, 2023.

From the Perspective as a Lessor

The company leased a building to a third party for a period of 3 years starting in June 2021, without a purchase option at the end of the lease term. The company classified this lease as an operating lease. As per ASC 842, the lease income is recognized on a monthly basis throughout the lease term, as the company has provided the lessee with the right to use the building. The company chose to exclude sales taxes and other similar taxes collected from the lessee from revenue. There is no option for lease renewal stated in the lease agreement, and any contract renewal would be based on negotiations prior to the expiration of the lease. This lease agreement expires on December 31, 2023.